UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: May 31, 2014 – August 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Cengage Learning
Acquisitions, Inc.*	3,457	$109,759
Basic Materials - 0.0%
Mirabela Nickel Ltd.*	335,401	28,192
Consumer, Cyclical - 0.0%
Global Aviation Holdings, Inc. —
Class A*,1,9	6,232	1
Total Common Stocks
(Cost $196,350)		137,952
PREFERRED STOCKS† - 1.8%
Seaspan Corp.
9.50% ,9	200,000	5,404,000
Falcons Funding Trust I
8.88% 2,3,4,9	1,900	1,967,213
WhiteHorse II Ltd.
0.00% due 06/15/17*,2,4,9	200,000	4,000
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
0.00% due 11/20/16*,2,4	475	2,047
Total Preferred Stocks
(Cost $7,201,500)		7,377,260
WARRANTS††† - 0.0%
Alion Science & Technology
Corp.
03/15/17,1	1,550	–
Total Warrants
(Cost $16)		0
MUNICIPAL BONDS†† - 111.5%
California - 22.2%
Los Angeles, California,
Department of Water & Power
Revenue, Taxable Build
America Bonds
7.00% due 07/01/4110	10,000,000	11,897,199
7.00% due 07/01/4110	10,000,000	11,637,500
Santa Ana Unified School
District, California, General
Obligation Bonds, Federal
Taxable Build America Bonds
7.10% due 08/01/4010	7,755,000	10,122,912
6.80% due 08/01/3010	2,245,000	2,819,945
California, General Obligation
Bonds, Various Purpose,
Taxable Build America Bonds
7.70% due 11/01/3010	10,000,000	12,502,499
Oakland Unified School
District, County of Alameda,
California, Taxable General
Obligation Bonds, Election of
2006, Qualified School
Construction Bonds, Series
2012B
6.88% due 08/01/339	10,000,000	10,451,900
Long Beach Unified School
District, California, Qualified
School Construction Bonds,
Federally Taxable, Election of
2008, General Obligation
Bonds
5.91% due 08/01/259	7,500,000	9,041,775
Metropolitan Water District,
Southern California, Water
Revenue Bonds, 2010
Authorization, Taxable Build
America Bonds
6.95% due 07/01/4010	5,000,000	5,989,600
Riverside Community College
District, Riverside County,
California, Election of 2004
General Obligation Bonds,
Taxable Build America Bonds
7.02% due 08/01/4010	5,000,000	5,731,350
Sonoma Valley Unified School
District, General Obligation,
Federally Taxable Bonds
7.12% due 08/01/289	3,330,000	3,867,995
Culver City Redevelopment
Agency, California, Taxable Tax
Allocation Bonds, Culver City
Redevelopment Project
8.00% due 11/01/209	3,000,000	3,361,500
Monrovia Unified School
District, Los Angeles County,
California, Election of 2006
General Obligation Bonds,
Build America Bonds, Federally
Taxable
7.25% due 08/01/289,10	1,025,000	1,227,161
Cypress Elementary School
District (Orange County,
California), General Obligation
Bonds, Direct Pay Qualified
School Construction Bonds,
2008 Election
6.65% due 08/01/259	660,000	739,820
6.05% due 08/01/219,10	340,000	371,498
Placentia-Yorba Linda Unified
School District (Orange County,
California), General Obligation
Bonds, Federally Taxable
Direct-Pay Qualified School
Construction Bonds, Election of
2008
5.40% due 02/01/269	1,000,000	1,087,900

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.5% (continued)
California - 22.2%
(continued)
Alhambra Unified School
District, Elementary Schools
Improvement District, Los
Angeles County, California,
Election of 2008 General
Obligation Bonds, Federally
Taxable
6.70% due 02/01/269	$500,000	$583,140
Inland Valley Development
Agency Tax Allocation
5.50% due 03/01/33	500,000	523,515
Total California		91,957,209
Illinois - 13.8%
Northern Illinois Municipal
Power Agency, Power Project
Taxable Revenue Bonds,
Prairie State Project Build
America Bonds
7.62% due 01/01/309,10	7,140,000	9,042,167
7.82% due 01/01/409,10	2,860,000	3,906,331
Northern Illinois University,
Auxiliary Facilities System
Revenue Bonds, Build America
Program, Taxable
8.15% due 04/01/4110	5,000,000	5,928,350
7.95% due 04/01/359,10	4,500,000	5,312,160
Chicago, Illinois, Second Lien
Wastewater Transmission
Revenue Project Bonds,
Taxable Build America Bonds
6.90% due 01/01/4010	5,100,000	6,518,463
Illinois, General Obligation
Bonds, Taxable Build America
Bonds
7.35% due 07/01/3510	5,000,000	5,849,150
Chicago, Illinois, Board of
Education, Unlimited Tax
General Obligation Bonds,
Dedicated Revenues, Taxable
Build America Bonds
6.52% due 12/01/409,10	5,000,000	5,046,500
County of Cook Illinois General
Obligation Unlimited
6.23% due 11/15/349,10	4,210,000	4,924,437
Chicago, Illinois, Second Lien
Water Revenue Bonds, Taxable
Build America Bonds
6.74% due 11/01/409,10	2,990,000	3,925,003
Southwestern Illinois,
Development Authority,
Taxable Local Government,
Program Revenue Bonds,
Flood Prevention District
Council Project, Recovery Zone
Economic Development Bonds
7.23% due 10/15/359	3,000,000	3,380,970
Southwestern Illinois,
Development Authority,
Taxable Local Government,
Program Revenue Bonds,
Flood Prevention District
Project, Build America Bonds
7.03% due 04/15/329,10	2,000,000	2,236,480
State of Illinois General
Obligation Unlimited
6.63% due 02/01/35	930,000	1,035,602
6.73% due 04/01/35	200,000	224,774
Total Illinois		57,330,387
Washington - 9.9%
Washington State University,
Housing and Dining System
Revenue Bonds, Taxable Build
America Bonds
7.40% due 04/01/419,10	6,675,000	9,415,955
7.10% due 04/01/329,10	3,325,000	4,384,744
Public Hospital District No. 1,
King County, Washington,
Valley Medical Center, Hospital
Facilities Revenue Bonds
8.00% due 06/15/409	5,800,000	6,590,250
Central Washington University,
System Revenue Bonds, 2010,
Taxable Build America Bonds
6.50% due 05/01/309,10	5,000,000	6,248,550
Washington State Convention
Center Public Facilities District,
Lodging Tax Bonds, Taxable
Build America Bonds
6.79% due 07/01/4010	5,000,000	6,212,500
Anacortes, Washington, Utility
System Improvement Revenue
Bonds, Build America Bonds
6.48% due 12/01/309,10	5,000,000	5,873,900
Auburn, Washington, Utility
System Revenue Bonds,
Taxable Build America Bonds
6.40% due 12/01/309,10	2,000,000	2,237,380
Total Washington		40,963,279
New Jersey - 6.3%
New Jersey Turnpike Authority,
Turnpike Revenue Bonds,
Federally Taxable Issuer
Subsidy, Build America Bonds
7.10% due 01/01/4110	10,000,000	14,382,000

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.5% (continued)
New Jersey - 6.3%
(continued)
Camden County Improvement
Authority, Camden County,
New Jersey, Lease Revenue
Bonds, Cooper Medical School
of Rowan University Project
7.75% due 07/01/349,10	$8,000,000	$9,560,480
7.85% due 07/01/359,10	2,000,000	2,388,940
Total New Jersey		26,331,420
Indiana - 6.2%
Noblesville Multi-School
Building Corporation, Hamilton
County, Indiana, Taxable
Unlimited Ad Valorem Property
Tax First Mortgage Bonds,
Build America Bonds
6.50% due 07/15/3010	10,000,000	11,869,600
Evansville-Vanderburgh
Independent School Building
Corporation, Unlimited Taxable
Ad Valorem Property Tax First
Mortgage Bonds
6.50% due 01/15/309	8,690,000	10,515,856
Knox County, Indiana, Good
Samaritan Hospital Project,
Taxable Economic
Development Revenue Bonds,
Qualified Energy Conservation
Bonds - Direct Payment, Series
2012B
5.90% due 04/01/349	3,000,000	3,259,440
Total Indiana		25,644,896
New York - 6.2%
Metropolitan Transportation
Authority, New York,
Transportation Revenue
Bonds, Taxable Build America
Bonds
6.55% due 11/15/3110	5,000,000	6,541,700
7.13% due 11/15/3010	5,000,000	5,927,100
Westchester County Health
Care Corporation, Revenue
Bonds, Taxable Build America
Bonds
8.57% due 11/01/409,10	10,000,000	11,974,500
Port Auth NY & NJ-182, 5.31%
- 2046
5.31% due 08/01/46	1,000,000	1,100,100
Total New York		25,543,400
Michigan - 6.2%
Detroit, Michigan, School
District, School Building and
Site Bonds, Unlimited Tax
General Obligation Bonds,
Taxable Build America Bonds,
6.85% due 05/01/409,10	5,000,000	5,310,250
Whitehall District Schools,
Muskegon County, Michigan,
2010 School Building and Site
Bonds, General Obligation,
Unlimited Tax Bonds, Taxable
Qualified School Construction
Bonds
6.10% due 05/01/269	2,500,000	2,717,625
6.50% due 05/01/299	2,000,000	2,179,340
Fraser Public School District,
Macomb County, Michigan,
General Obligation Federally
Taxable School Construction
Bonds, 2011 School Building
and Site Bonds
6.05% due 05/01/269	3,000,000	3,376,440
Detroit City School District
General Obligation Unlimited
7.75% due 05/01/399,10	2,640,000	3,314,520
Detroit, Michigan, School
District, School Building and
Site Bonds, Unlimited Tax
General Obligation Bonds,
Taxable Qualified School
Construction Bonds
6.65% due 05/01/299	2,640,000	3,004,584
Michigan Finance Authority
Revenue Bonds
5.00% due 07/01/31	600,600	648,462
5.00% due 07/01/44	500,000	522,070
5.00% due 07/01/32	400,400	430,286
5.00% due 07/01/33	200,200	214,472
Oakridge, Michigan, Public
Schools, Unlimited Tax General
Obligation Bonds
6.75% due 05/01/269	1,000,000	1,083,470
City of Detroit Michigan Water
Supply System Revenue
Revenue Bonds
5.00% due 07/01/41	1,055,000	1,078,790
City of Detroit Michigan
General Obligation Unlimited
3.50% due 10/07/162,9	1,000,000	1,000,000

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.5% (continued)
Michigan - 6.2%
(continued)
Comstock Park Public Schools,
Kent County, Michigan, 2011
School Building and Site
Bonds, General Obligation -
Unlimited Tax, Federally
Taxable - Qualified School
Construction Bonds - Direct
Payment
6.30% due 05/01/269	$415,000	$453,255
Total Michigan		25,333,564
Texas - 6.0%
Dallas, Texas, Convention
Center Hotel Development
Corporation, Hotel Revenue
Bonds, Taxable Build America
Bonds
7.09% due 01/01/429,10	10,000,000	12,995,100
El Paso, Texas, Combination
Tax and Revenue Certification
of Obligation, Taxable Build
America Bonds
6.70% due 08/15/369,10	10,000,000	11,844,800
Total Texas		24,839,900
Pennsylvania - 4.2%
Pittsburgh, Pennsylvania,
School District, Taxable
Qualified School Construction
Bonds
6.85% due 09/01/299	6,870,000	8,940,755
Lebanon, Pennsylvania, Sewer
Revenue Bonds, Taxable Build
America Bonds
7.14% due 12/15/359,10	4,865,000	5,644,714
School District of Philadelphia,
Pennsylvania, General
Obligation Bonds, Series
2011A, Qualified School
Construction Bonds - (Federally
Taxable - Direct Subsidy)
6.00% due 09/01/309	2,500,000	2,683,025
Total Pennsylvania		17,268,494
Florida - 4.1%
Miami-Dade County, Florida,
Transit Sales Surtax Revenue,
Taxable Build America Bonds
6.91% due 07/01/399,10	10,000,000	11,308,600
Orlando, Florida, Community
Redevelopment Agency,
Taxable Tax Increment
Revenue Build America Bonds
7.78% due 09/01/409,10	5,000,000	5,829,000
Total Florida		17,137,600
West Virginia - 3.5%
State of West Virginia, Higher
Education Policy Commission,
Revenue Bonds, Federally
Taxable Build America Bonds
2010
7.65% due 04/01/4010	10,000,000	14,438,200
Ohio - 3.1%
American Municipal Power,
Inc., Combined Hydroelectric
Projects Revenue Bonds, New
Clean Renewable Energy
Bonds
7.33% due 02/15/289	5,000,000	6,384,750
Madison Local School District,
Richland County, Ohio, School
Improvement, Taxable
Qualified School Construction
Bonds
6.65% due 12/01/299	2,500,000	2,896,500
Cuyahoga County, Ohio,
Hospital Revenue Bonds, The
Metrohealth System, Build
America Bonds, Taxable
8.22% due 02/15/409,10	1,950,000	2,376,075
Toronto City School District,
Ohio, Qualified School
Construction Bonds General
Obligation Bonds
7.00% due 12/01/289	1,230,000	1,342,963
Total Ohio		13,000,288
Colorado - 2.9%
Colorado, Building Excellent
Schools Today, Certificates of
Participation, Taxable Build
America Bonds
7.02% due 03/15/319,10	7,500,000	8,706,300

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.5% (continued)
Colorado - 2.9%
(continued)
Colorado, Building Excellent
Schools Today, Certificates of
Participation, Taxable Qualified
School Construction
6.82% due 03/15/28	$2,500,000	$3,158,600
Total Colorado		11,864,900
Vermont - 2.7%
Vermont State Colleges,
Revenue Bonds, Taxable Build
America Bonds
7.21% due 07/01/409,10	7,500,000	8,734,575
6.10% due 07/01/259,10	2,155,000	2,457,368
Total Vermont		11,191,943
Alabama - 2.6%
Alabama State University,
General Tuition and Fee
Revenue Bonds, Taxable
Direct-Pay Build America
Bonds
7.20% due 09/01/389,10	5,000,000	5,482,600
7.10% due 09/01/359,10	3,000,000	3,283,170
7.25% due 09/01/409,10	2,000,000	2,198,120
Total Alabama		10,963,890
Nevada - 2.5%
Nevada System of Higher
Education University, Revenue
Bonds, Build America Bonds
7.90% due 07/01/4010	5,050,000	5,841,486
7.60% due 07/01/3010	1,500,000	1,722,300
Clark County, Nevada, Airport
Revenue Bonds, Build America
Bonds
6.88% due 07/01/429,10	1,425,000	1,576,948
Las Vegas Valley Water
District, Nevada, Limited Tax
General Obligation Water
Bonds, Taxable Build America
Bonds
7.10% due 06/01/399,10	1,200,000	1,337,892
Total Nevada		10,478,626
Louisiana - 2.3%
Orleans Parish, School Board
of the Parish of Orleans,
Louisiana
4.40% due 02/01/219	8,000,000	8,541,440
Tangipahoa Parish Hospital
Service District No. 1,
Louisiana, Taxable Hospital
Revenue Bonds, North Oaks
Health System Project, Build
America Bonds
7.20% due 02/01/4210	1,055,000	1,133,935
Total Louisiana		9,675,375
Mississippi - 1.9%
Medical Center Educational
Building Corporation, Taxable
Build America Bonds,
University of Mississippi
Medical Center Facilities
Expansion and Renovation
Project
6.84% due 06/01/359,10	5,000,000	5,776,550
Mississippi, Hospital
Equipment and Facilities
Authority, Taxable Build
America Revenue Bonds,
Forrest County General
Hospital Project
7.27% due 01/01/329,10	1,000,000	1,060,720
7.39% due 01/01/409,10	905,000	957,019
Total Mississippi		7,794,289
South Carolina - 1.6%
Horry County, South Carolina,
Taxable Airport Revenue
Bonds, Recovery Zone
Economic Development Bonds
7.33% due 07/01/409	5,000,000	6,501,550
Georgia - 1.3%
Georgia Municipal Association,
Inc., Certificates of
Participation, DeKalb County
Public Schools Project
5.21% due 12/01/229	5,000,000	5,566,650
South Dakota - 0.9%
Pierre, South Dakota, Taxable
Electric Revenue Bonds,
Recovery Zone Economic
Development Bonds
7.50% due 12/15/409	3,490,000	3,808,079

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.5% (continued)
Minnesota - 0.8%
St. Paul Housing &
Redevelopment Authority,
Federally Taxable Revenue
Bonds
7.25% due 02/01/359	$1,660,000	$1,807,275
7.50% due 02/01/409	1,540,000	1,682,404
Total Minnesota		3,489,679
District of Columbia -
0.3%
District of Columbia Water &
Sewer Authority Revenue
Bonds
4.81% due 10/01/149	1,200,000	1,286,964
Total Municipal Bonds
(Cost $387,936,236)		462,410,582
ASSET BACKED SECURITIES†† - 8.1%
Churchill Financial Cayman Ltd.
2007-1A, 1.48% due
07/10/192,4,9	2,000,000	1,893,800
2007-1A, 8.37% due
07/10/194,9	1,000,000	1,007,200
2007-1A, 2.83% due
07/10/192,4,9	1,000,000	937,000
Adams Outdoor Advertising, LP
2010-1, 10.76% due
12/20/404,9	1,825,000	1,996,982
2010-1, 8.84% due
12/20/404,9	1,300,000	1,395,554
Putnam Structured Product
2008-1A, 0.61% due
10/15/382,4	3,120,421	2,977,505
KVK CLO Ltd.
2014-3A, 2.33% due
10/15/262,4	2,000,000	1,936,800
2014-3A, 3.23% due
10/15/262,4	1,000,000	971,000
THL Credit Wind River 2014-2 CLO Ltd.
2014-2A, 2.39% due
07/15/262,4	1,000,000	983,300
2014-2A, 3.39% due
07/15/262,4	750,000	736,800
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due
08/15/562,4,9	1,896,054	1,654,307
N-Star REL CDO VIII Ltd.
2006-8A, 0.52% due
02/01/412,4,9	1,500,000	1,366,950
Vega Containervessel plc
2006-1A, 5.56% due
02/10/214,9	1,053,113	1,037,317
SRERS Funding Ltd.
2011-RS, 0.41% due
05/09/462,4	1,055,518	995,881
Anchorage Capital CLO 2012-1 Ltd.
2012-1A, 3.03% due
01/13/252,4,9	1,000,000	984,300
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.93% due
02/17/262,4	1,000,000	958,000
Eastland CLO Ltd.
2007-1A, 0.57% due
05/01/222,4,9	550,000	522,115
Silver Spring CLO Ltd.
2014-1A, 2.32% due
10/15/262,4	500,000	493,200
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due
07/15/192,4,9	500,000	492,700
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due
05/15/212,4,9	500,000	489,550
Neuberger Berman CLO XV
2013-15A, 3.08% due
10/15/252,4	500,000	484,350
MCF CLO I LLC
2013-1A, 5.98% due
04/20/232,4	500,000	467,350
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.83% due
01/10/382,4,9	447,124	409,118
CIFC Funding Ltd.
2014-1AR, 3.31% due
08/14/242,4	400,000	397,920
CIFC Funding 2012-II Ltd.
2012-2A, 3.23% due
12/05/242,4	400,000	396,080
TICP CLO II Ltd.
2014-2A, 3.23% due
07/20/262,4	400,000	390,200
West Coast Funding Ltd.
2006-1A, 0.38% due
11/02/412,4	349,731	342,562
Cratos CLO Ltd.
2007-1A, 1.33% due
05/19/212,4,9	300,000	287,640
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due
11/30/182,4,9	250,000	250,150
DIVCORE CLO Ltd.
2013-1A B, 4.05% due
11/15/322,9	250,000	250,150
Race Point V CLO Ltd.
2014-5AR, 3.98% due
12/15/222,4	250,000	249,400
Gramercy Park CLO Ltd.
2014-1AR, 4.28% due
07/17/232,4	250,000	248,300
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due
09/20/232,4	250,000	245,450
Ocean Trails CLO IV
2013-4A, 3.23% due
08/13/252,4	250,000	244,650

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 8.1% (continued)
CIFC Funding 2014-II Ltd.
2014-2A, 3.10% due
05/24/262,4	$250,000	$243,950
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due
07/25/252,4	250,000	243,500
ING IM CLO 2011-1 Ltd.
2011-1A, 3.53% due
06/22/212,4	250,000	242,375
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 3.78% due
10/22/262,4	250,000	240,900
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.23% due
04/25/262,4,9	250,000	240,750
WhiteHorse VIII Ltd.
2014-1A, 2.99% due
05/01/262,4	250,000	240,500
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due
01/07/182,4	250,000	239,900
Battalion Clo 2007-I Ltd.
2007-1A, 2.38% due
07/14/222,4	250,000	236,950
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due
10/15/232,4	250,000	235,875
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due
01/30/244,5	250,000	232,575
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due
10/04/244,5,9	250,000	231,925
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.66% due
11/21/402,4	250,000	228,575
Rockwall CDO II Ltd.
2007-1A, 0.79% due
08/01/242,4	250,000	222,050
Finn Square CLO Ltd.
2012-1A, 0.00% due
12/24/234,5	250,000	216,925
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due
01/15/234,5,9	250,000	213,450
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.92% due
07/15/232,4,9	200,000	193,580
Ares XXV CLO Ltd.
2013-3A, 0.00% due
01/17/244,5,9	250,000	193,350
Katonah IX CLO Ltd.
2006-9A, 0.95% due
01/25/192,4,9	200,000	190,900
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due
05/10/212,4	200,000	190,000
ARES XXVI CLO Ltd.
2013-1A, 0.00% due
04/15/254,5,9	250,000	187,825
Cedar Woods CRE CDO Ltd.
2006-1A, 0.42% due
07/25/514	164,602	139,599
CHLPA Credit Card Pass-Through Trust
2012-BIZ, 0.00% due
12/15/494,5,9	161,316	139,312
Highland Park CDO I Ltd.
2006-1A, 0.56% due
11/25/512,4	115,046	109,029
Raspro Trust
2005-1A, 0.63% due
03/23/242,4,9	102,877	101,077
Insurance Note Capital VII
2005-1R1A, 0.48% due
06/09/332,4,9	70,600	66,717
Diversified Asset Securitization Holdings II, LP
2000-1X, 0.72% due
09/15/352	39,838	39,009
LCP Dakota Fund
VI-P, 10.00% due 08/17/159	23,400	23,400
Bush Truck Leasing LLC
2011-AA, 5.00% due
09/25/184,9	21,607	18,460
BlackRock Senior Income Series Corp.
2004-1A, 0.00% due
09/15/164,5,9	100,000	10
Total Asset Backed Securities
(Cost $32,360,811)		33,596,049
SENIOR FLOATING RATE INTERESTS†† - 5.8%
Bank Loans - 3.1%
Post Holdings
3.75% due 06/02/21	1,500,000	1,498,694
Ceridian Corp.
4.50% due 05/09/17	1,447,002	1,444,896
Charter Communications Inc.
4.25% due 08/12/215	1,000,000	1,005,629
Magic Newco, LLC
5.00% due 12/12/18	982,509	985,319
HD Supply, Inc.
4.00% due 06/28/18	980,000	974,610
Paradigm Ltd
4.75% due 07/30/19	870,604	867,122
NVA Holdings, Inc.
4.75% due 08/14/21	600,000	601,500
Multiplan, Inc.
4.00% due 03/19/21	500,000	496,625
Transdigm, Inc.
3.75% due 06/04/21	500,000	496,460
Zayo Group LLC
4.00% due 07/02/19	490,004	487,892

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.8%
(continued)
Bank Loans - 3.1% (continued)
First Data Corp.
3.66% due 03/23/18	$350,000	$346,063
Aspect Software, Inc.
7.25% due 05/07/16	300,000	299,625
Goodpack Ltd.
4.75% due 08/05/215	300,000	299,064
Quorum Business Solutions
5.75% due 08/07/21	300,000	298,500
Neiman Marcus Group, Inc.
4.25% due 10/25/20	249,373	247,311
Amber Bidco Foster + Partners
4.62% due 07/18/211	250,000	245,000
Wall Street Systems
4.50% due 04/30/21	239,130	237,935
Travelport Holdings Ltd.
4.00% due 12/01/16	208,622	208,622
Terraform Power, Inc
4.75% due 07/23/19	200,000	200,000
Element Materials Technology
5.25% due 08/06/21	200,000	200,000
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	200,000	198,844
Atlas Energy LP
6.50% due 07/31/19	148,875	150,364
Dave & Buster's, Inc.
4.50% due 07/25/20	150,000	149,588
Sutherland Global Services,
Inc.
7.25% due 03/06/19	148,101	148,101
Momentive Performance
4.00% due 04/15/15	100,000	99,875
Expert Global Solutions
8.50% due 04/03/18	100,000	99,833
Sabre, Inc.
4.00% due 02/19/19	100,000	99,500
Univision Communications Inc.
4.00% due 03/01/20	100,000	99,325
J Crew Group, Inc.
4.00% due 03/05/21	100,000	97,979
Hunter Fan Co.
6.50% due 12/20/17	88,729	88,508
Container Store, Inc.
4.25% due 04/06/19	80,563	79,707
American Energy Marcellus
5.25% due 07/09/20	70,000	70,058
Total Bank Loans		12,822,549
Industrial - 0.7%
NaNa Development Corp.
8.00% due 03/15/18	750,000	738,750
Sutherland Global Services,
Inc.
7.25% due 03/06/19	416,179	416,179
CPM Acquisition Corp.
6.25% due 08/29/17	397,101	397,431
Hunter Defense Technologies
6.50% due 08/04/19	400,000	396,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19	246,875	251,812
Sabre, Inc.
4.00% due 02/19/19	196,508	195,525
SI Organization
5.75% due 11/23/19	176,636	177,298
Minimax Viking
4.50% due 08/14/20	150,000	149,937
Travelport Holdings Ltd.
6.25% due 06/26/19	22,994	23,338
Global Aviation Holdings, Inc.
3.00% due 02/13/187	38,996	–
10.00% due 07/13/177	119,273	–
Total Industrial		2,746,270
Technology - 0.5%
Greenway Medical
Technologies
6.00% due 11/04/20	646,750	645,134
EIG Investors Corp.
5.00% due 11/09/19	443,770	443,770
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	348,250	334,320
Data Device Corp.
5.75% due 07/15/20	300,000	299,625
Aspect Software, Inc.
7.25% due 05/07/16	276,043	275,698
Total Technology		1,998,547
Communications - 0.5%
Cengage Learning
Acquisitions, Inc.
7.00% due 03/31/20	997,500	1,003,524
Avaya, Inc.
4.66% due 10/26/17	536,163	519,408
6.50% due 03/31/18	443,359	444,468
Total Communications		1,967,400
Consumer, Non-cyclical - 0.3%
Alberton's Safeway
5.50% due 08/11/21	800,000	801,663
Targus Group International,
Inc.
12.00% due 05/24/16	319,551	264,429
Mitel Networks Corp.
5.25% due 01/31/20	137,065	137,194
ABG Intermediate Holdings 2
LLC
5.50% due 05/27/21	99,750	99,501
Hostess Brands
6.75% due 04/09/20	34,913	35,785
Total Consumer, Non-
cyclical		1,338,572
Consumer, Cyclical - 0.3%
Fitness International LLC
5.50% due 07/01/20	500,000	497,915
American Tire Distributors, Inc.
5.75% due 06/01/18	299,345	299,345

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.8%
(continued)
Consumer, Cyclical - 0.3% (continued)
Navistar, Inc.
5.75% due 08/17/17	$236,111	$238,078
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	197,501	196,020
CKX Entertainment, Inc.
9.00% due 06/21/17	73,800	65,313
Fleetpride Corp.
9.25% due 05/15/20	16,000	15,650
Total Consumer, Cyclical		1,312,321
Financial - 0.3%
Safe-Guard
6.25% due 08/19/21	600,000	596,999
Expert Global Solutions
8.50% due 04/03/18	195,396	195,070
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	155,909	155,568
Magic Newco, LLC
12.00% due 06/12/19	100,000	113,125
Total Financial		1,060,762
Utilities - 0.1%
Expro Holdings UK 3 Ltd.
5.75% due 08/12/21	400,000	400,668
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	90,273	92,530
Total Utilities		493,198
Energy - 0.0%
PSS Companies
5.50% due 01/28/20	199,490	198,493
Transportation - 0.0%
Travelport Holdings Ltd.
9.50% due 01/31/16	100,000	101,846
Total Senior Floating Rate Interests
(Cost $24,022,249)		24,039,958
CORPORATE BONDS†† - 3.8%
Industrial - 1.1%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,676,441
Atlas Air 2000-1 Class A Pass
Through Trust
8.71% due 07/02/219	1,312,519	1,391,270
Alion Science & Technology
Corp.
12.00% due 11/01/146,8,9	911,191	920,941
Tempel Steel Co.
12.00% due 08/15/164,9	250,000	251,875
Atlas Air 1999-1 Class A-1
Pass Through Trust
7.20% due 01/02/199	93,066	97,836
Atlas Air, Inc.
8.71% due 01/02/199	31,457	33,344
Total Industrial		4,371,707
Basic Materials - 0.8%
Yamana Gold, Inc.
4.95% due 07/15/24	3,000,000	3,066,747
TPC Group, Inc.
8.75% due 12/15/204,9	265,000	292,163
Mirabela Nickel Ltd.
9.50% due 05/20/191	80,000	80,000
Total Basic Materials		3,438,910
Industrials - 0.5%
Delta Air Lines 2011-1 Class B
Pass Through Trust
7.13% due 10/15/144,9	2,000,000	2,015,000
Consumer, Cyclical -
0.3%
GRD Holdings III Corp.
10.75% due 06/01/194,9	980,000	1,080,450
Checkers Drive-In Restaurants,
Inc.
11.00% due 12/01/174,9	150,000	166,500
PF Chang's China Bistro, Inc.
10.25% due 06/30/204,9	125,000	128,125
Total Consumer, Cyclical		1,375,075
Consumer, Non-cyclical -
0.3%
JBS USA LLC / JBS USA
Finance, Inc.
5.88% due 07/15/244	500,000	500,000
ADT Corp.
6.25% due 10/15/219	200,000	211,500
Symbion, Inc.
8.00% due 06/15/169	150,000	156,188
KeHE Distributors LLC / KeHE
Finance Corp.
7.63% due 08/15/214	100,000	107,500
American Seafoods Group LLC
/ American Seafoods Finance,
Inc.
10.75% due 05/15/164,9	100,000	100,000
Total Consumer, Non-cyclical		1,075,188
Technology - 0.2%
Infor US, Inc.
11.50% due 07/15/189	400,000	448,500
Aspect Software, Inc.
10.63% due 05/15/179	290,000	295,800
Eagle Midco, Inc.
9.00% due 06/15/184,9	200,000	205,500
Total Technology		949,800
Financial Institutions -
0.2%
Columbia Property Trust
Operating Partnership LP
5.88% due 04/01/189	750,000	791,954
Communications - 0.2%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174,9	500,000	522,500

Guggenheim Build America Bonds Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 3.8% (continued)
Communications - 0.2%
(continued)
Avaya, Inc.
7.00% due 04/01/194	$150,000	$149,250
Total Communications		671,750
Financial - 0.1%
Schahin II Finance Company
SPV Ltd.
5.88% due 09/25/224	464,333	452,725
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.38% due 04/01/204,9	125,000	130,625
Total Financial		583,350
Energy - 0.1%
Summit Midstream Holdings
LLC / Summit Midstream
Finance Corp.
7.50% due 07/01/21	200,000	220,000
Penn Virginia Resource
Partners, LP / Penn Virginia
Resource Finance Corp.
8.38% due 06/01/209	138,000	153,525
Jones Energy Holdings LLC /
Jones Energy Finance Corp.
6.75% due 04/01/224	100,000	105,500
Midstates Petroleum Co., Inc. /
Midstates Petroleum Co., LLC
10.75% due 10/01/209	85,000	94,031
Total Energy		573,056
Total Corporate Bonds
(Cost $15,111,505)		15,845,790
COLLATERALIZED MORTGAGE OBLIGATION†† -
0.3%
Nomura Resecuritization Trust
2012-1R,0.60% due
08/27/472,4,9	663,636	613,863
ACRE Commercial Mortgage
Trust 2014-FL2
2.65% due 08/15/312,4,9	500,000	500,021
Structured Asset Mortgage Investments II Trust
2006-AR1,0.39% due
02/25/362	35,783	30,632
Total Collateralized Mortgage Obligation
(Cost $1,137,936)		1,144,516
Total Investments - 131.3%
(Cost $467,966,603)		$ 544,552,107
Other Assets & Liabilities, net - (31.3)%		(129,770,307)
Total Net Assets - 100.0%		$ 414,781,800

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at August 31, 2014. The total market value of fair valued securities amounts to $325,001, (cost $0) or 0.1% of total net assets.
2	Variable rate security. Rate indicated is rate effective at August 31, 2014.
3	Perpetual maturity.
4	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $45,538,839 (cost $44,264,093), or 11.0% of total net assets.
5	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
6	Payment-in-kind.
7	Security is in default of interest and/or principal obligations.
8	The issuer of this security will accrue interest on the secured note at a rate of 12% annum and will make interest payments as follows: (1) 10% in cash and (2) 2% in-kind shares of the secured note.
9
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments. As of August 31, 2014, the total amount segregated was $296,692,733.

10	Taxable municipal bond issued as part of the Build America Bond program.

plc	Public Limited Company

At August 31, 2014, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower††	Expiration Date	Principal Amount	Unrealized Depreciation
SI Organization	11/23/2019	$23,364	$(5)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Build America Bonds Managed Duration Trust’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments at August 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities		Total
Assets
Corporate Bonds	$-	$15,765,790	$80,000		$15,845,790
Asset Backed Securities	-	33,596,049	-		33,596,049
Collateralized Mortgage Obligations	-	1,144,516	-		1,144,516
Senior Floating Rate Interests	-	23,794,958	245,000		24,039,958
Municipal Bonds	-	462,410,582	-		462,410,582
Common Stocks	137,951	-	1		137,952
Preferred Stocks	7,373,260	4,000	-		7,377,260
Warrant	-	-	-	*	-
Total Assets	$7,511,211	$536,715,895	$325,001		$544,552,107
Liabilities
Unfunded Commitments	$-	$5	$-		$5
*Market value is less than minimum amount disclosed.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 8/31/14	Valuation Technique	Unobservable Inputs
Corporate Bonds	$80,000	Monthly Model Price	Trade Price
Senior Floating Rate Interests	245,000	Monthly Model Price	Trade Price

Any remaining level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Significant changes in an indicative quote or trade price would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

At August 31, 2014, the Trust had securities with a total value of $3,821,167 transfer from Level 3 to Level 2. These transfers were due to the availability of a vendor price.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2014:

Assets:
Beginning Balance	$6,198,113
Purchases	325,000
Sales	(2,000,000)
Paydowns received	(386,514)
Total change in unrealized gains or losses included in earnings	9,569
Transfers out of Level 3	(3,821,167)
Ending Balance	$325,001

3.	Federal Income Taxes
At August 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$467,318,049	$77,369,340	$(135,282)	$77,234,058

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:   /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2014

By: /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: October 30, 2014